Inventories	12 Months Ended
Mar. 31, 2018
Disclosure Of Inventories [Abstract]
Disclosure of inventories [text block]
11.	Inventories

	March 31, 2018	March 31, 2017
Trade inventories	645,848	1,181,987
	645,848	1,181,987

The inventories amounting to ₹ 645,414 (March 31, 2017: ₹ 1,154,013) are secured in connection with bank borrowings and overdraft.